UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Jennison Value Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2005

Date of reporting period:	7/31/2005

Item 1.	Schedule of Investments [INSERT REPORT]

Jennison Value Fund

Schedule of Investments

as of July 31, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.3%
COMMON STOCKS
Aerospace & Defense 4.3%
317,900	Empresa Brasileira de Aeronautica SA, ADR (Brazil)(b)	$10,280,886
319,000	Honeywell International, Inc.(b)	12,530,320
157,200	Lockheed Martin Corp.	9,809,280
151,700	Northrop Grumman Corp.	8,411,765

		41,032,251

Capital Markets 7.4%
395,400	Bank of New York Co., Inc. (The)(b)	12,170,412
525,200	Lazard Ltd. (Class A)(a)(b)	12,531,272
187,300	Lehman Brothers Holdings, Inc.(b)	19,690,849
228,000	Mellon Financial Corp.	6,944,880
316,500	Merrill Lynch & Co., Inc.	18,603,870

		69,941,283

Chemicals 3.6%
341,600	E.I. du Pont de Nemours & Co.	14,579,488
375,900	Huntsman Corp.(a)(b)	8,754,711
647,100	Mosaic Co. (The)(a)(b)	11,259,540

		34,593,739

Commercial Banks 1.7%
377,818	Bank of America Corp.(b)	16,472,865

Commercial Services & Supplies 2.5%
499,900	Cendant Corp.	10,677,864
457,200	Waste Management, Inc.	12,856,464

		23,534,328

Communication Equipment 1.7%
962,700	Avaya, Inc.(a)(b)	9,944,691
2,426,600	Nortel Networks Corp.(a)	6,381,958

		16,326,649

Computers & Peripherals 2.1%
242,000	Dell, Inc.(a)(b)	9,793,740
511,800	Seagate Technology	9,913,566

		19,707,306

Consumer Finance 2.0%
206,500	American Express Co.(b)	11,357,500
309,300	MBNA Corp.	7,781,988

		19,139,488

Diversified Financial Services 4.8%
545,300	Citigroup, Inc.	23,720,550
354,800	JPMorgan Chase & Co.	12,467,672
210,100	Principal Financial Group, Inc.(b)	9,233,895

		45,422,117

Diversified Telecommunication Services 2.7%
214,300	Alltel Corp.(b)	14,250,950
475,300	SBC Communications, Inc.(b)	11,621,085

		25,872,035

Electrical Utilities 2.0%
228,000	E.ON AG, ADR (Germany)	7,022,400
229,300	Exelon Corp.	12,272,136

		19,294,536

Energy Equipment & Services 4.0%
124,700	ENSCO International, Inc.	5,035,386
383,200	GlobalSantaFe Corp.	17,240,168
282,800	Halliburton Co.	15,850,940

		38,126,494

Jennison Value Fund

Schedule of Investments

as of July 31, 2005 (Unaudited)

Food & Staples Retailing 2.7%
1,310,400	Kroger Co. (The)(a)(b)	26,011,440

Food Products 1.8%
434,400	Cadbury Schweppes PLC, ADR (United Kingdom)	16,785,216

Healthcare Providers & Services 3.5%
99,300	Cigna Corp.	10,600,275
232,400	Express Scripts, Inc.(a)(b)	12,154,520
215,970	Medco Health Solutions, Inc.(a)(b)	10,461,587

		33,216,382

Hotels, Restaurants & Leisure 1.7%
246,100	GTECH Holdings Corp.	7,373,156
269,100	McDonald’s Corp.	8,387,847

		15,761,003

Household Products 1.2%
173,800	Kimberly-Clark Corp.	11,081,488

Independent Power Producers & Energy Traders 1.5%
161,700	TXU Corp.	14,009,688

Industrial Conglomerates 3.9%
457,500	General Electric Co.	15,783,750
704,400	Tyco International Ltd.(b)	21,463,068

		37,246,818

Insurance 5.8%
315,400	American International Group, Inc.	18,987,080
318,400	Axis Capital Holdings Ltd.	9,169,920
331,800	Genworth Financial, Inc. (Class A)(b)	10,405,248
197,500	Loews Corp.(b)	16,516,925

		55,079,173

Internet & Catalog Retail 0.8%
281,600	IAC / InterActiveCorp(a)(b)	7,518,720

IT Services 1.3%
482,800	Accenture Ltd. (Class A)(a)(b)	12,089,312

Media 3.3%
303,000	Echostar Communications Corp. (Class A)	8,702,160
484,790	News Corp. (Class A)	7,940,860
423,915	Viacom, Inc. (Class B)	14,196,913

		30,839,933

Metals & Mining 3.2%
347,700	Inco Ltd.	14,248,746
149,000	Phelps Dodge Corp.(b)	15,861,050

		30,109,796

Multi-Utilities 1.0%
225,900	Sempra Energy	9,600,750

Office Electronics 1.5%
1,074,200	Xerox Corp.(a)	14,190,182

Oil, Gas & Consumable Fuels 13.0%
123,300	Eni SpA, ADR (Italy)	17,434,620
296,400	EOG Resources, Inc.	18,110,040
134,300	Exxon Mobil Corp.	7,890,125
700,600	Nexen, Inc.	26,062,320

Jennison Value Fund

Schedule of Investments

as of July 31, 2005 (Unaudited)

282,200	Occidental Petroleum Corp.(b)	23,219,416
482,100	Suncor Energy, Inc.	23,574,690
157,929	Trident Resources Corp. (cost $6,560,148; purchased 3/11/05)(a)(f)	6,451,085

		122,742,296

Paper & Forest Products 1.1%
298,700	Georgia-Pacific Corp.	10,200,605

Pharmaceuticals 5.1%
144,500	Eli Lilly & Co.	8,138,240
283,200	Novartis AG, ADR (Switzerland)	13,794,672
390,400	Pfizer, Inc.	10,345,600
214,500	Sanofi-Aventis ADR (France)	9,287,850
224,400	Teva Pharmaceutical Industries Ltd. ADR (Israel)	7,046,160

		48,612,522

Software 1.7%
323,300	Computer Associates International, Inc.(b)	8,874,585
286,600	Microsoft Corp.	7,339,826

		16,214,411

Thrifts & Mortgage Finance 0.7%
184,300	Countrywide Financial Corp.	6,634,800

Tobacco 2.5%
359,000	Altria Group, Inc.	24,038,640

Wireless Telecommunication Services 2.2%
601,400	Nextel Communications, Inc.(a)	20,928,720

	Total long-term investments (cost $713,646,697)	932,374,986

SHORT-TERM INVESTMENTS 21.2%
MUTUAL FUND
200,779,585	Dryden Core Investment Fund-Taxable Money Market Series(c)(d) (cost $200,779,585; includes $190,764,888 of cash collateral received for securities on loan)	200,779,585

Total Investments (e) 119.5% (cost $914,426,282)(g)		1,133,154,571
Liabilities in excess of other assets (19.5%)		(184,705,973)

Net Assets 100%		$948,448,598

*	The following abbreviation is used in portfolio descriptions:

ADR – American Depositary Receipt.

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $182,641,366; cash collateral of $190,764,888 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

Jennison Value Fund

Schedule of Investments

as of July 31, 2005 (Unaudited)

(d)	Prudential Investments LLC, the Manager of the Fund also serves as Manager of the Dryden Core Investment Fund – Taxable Money Market Series.

(e)	As of July 31, 2005, a security valued at $6,451,085 and representing 0.6% of the total market value of the portfolio was fair valued in accordance with the policies adopted by the Board of Trustees.

(f)	Indicates security is illiquid and restricted as to resale. The aggregate cost is $6,560,148. The aggregate value of $6,451,085 at July 31,2005 is approximately 0.7% of net assets.

(g)	The United States federal income tax basis of the Fund’s investments was $915,813,936; accordingly net unrealized appreciation on investments for federal income tax purposes was $217,340,635 (gross unrealized appreciation $227,505,100; gross unrealized depreciation $10,164,465). The difference between the book and tax basis is attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security as its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty day, are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Value Fund

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date September 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date September 26, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 26, 2005

*	Print the name and title of each signing officer under his or her signature.